Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2024
Accumulated Other Comprehensive Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
18.	ACCUMULATED OTHER COMPREHENSIVE LOSS

	March 31, 2024	March 31, 2023
Change in fair value on equity investments designated as FVTOCI	$24,421	$24,355
Share of other comprehensive loss in associate	1,449	1,380
Currency translation adjustment	34,175	17,508
Balance, end of the year	$60,045	$43,243

The change in fair value on equity investments designated as FVTOCI, share of other comprehensive loss in associates, and currency translation adjustment are net of tax of $nil for all periods presented.